Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Inventory Abstract
Schedule of inventory

	2023	2022
	€’000	€’000
Raw materials	1,968	5,785
Work in progress	1,704	16,551
	3,672	22,336